Earnings/(Loss) per share	12 Months Ended
Mar. 31, 2023
Earnings/(Loss) per share
Earnings/(Loss) per share

21.      Earnings/(Loss) per share

	Year ended March 31,
	2023	2022	2021
Basic earnings/(loss) per ordinary share (€)	1.1557	(0.2130)	(0.9142)
Diluted earnings/(loss) per ordinary share (€)	1.1529	(0.2130)	(0.9142)
Number of ordinary shares (in Ms) used for EPS (weighted average)
Basic	1,136.8	1,130.5	1,110.4
Diluted	1,139.6	1,130.5	1,110.4

Details of share options in issue have been described more fully in Note 14 to the consolidated financial statements. See below for explanation of diluted number of ordinary shares.

Diluted earnings per share takes account solely of the potential future exercise of share options and conditional shares granted under the Company’s share option and LTIP 2019 schemes. For fiscal year 2022 and 2021, due to the loss-making position, share options are anti-dilutive in accordance with IAS 33 and therefore are not assumed to be converted. For fiscal year 2023, the weighted average number of shares in issue of 1,140m includes weighted average share options assumed to be converted, and equal to a total of 3m shares.

The average market value of the Company’s shares for the purpose of calculating the dilutive effect of the share options was based on quoted market prices for the year during which the options were outstanding.